Contingencies	6 Months Ended
Jun. 30, 2025
Contingencies
Contingencies

Note 25 - Contingencies

(a)	Cobre Panama Arbitration Proceedings

On June 18, 2025, Franco-Nevada agreed to suspend its arbitration proceeding against the Government of Panama. Franco-Nevada had previously filed a request for arbitration under the Canada-Panama Free Trade Agreement to the International Centre for Settlement of Investment Disputes on June 27, 2024.

(b)	Canada Revenue Agency Audit

The CRA is conducting an audit of Franco-Nevada for the 2013-2021 taxation years.

Transfer Pricing Reassessments

The Company has received reassessments from the CRA made on the basis of the transfer pricing provisions in the Income Tax Act (Canada) (the “Act”). The following table provides a summary of the CRA audit and reassessment matters further detailed below:

	CRA Position	Taxation Years Reassessed	Potential Exposure for Tax, Interest and Penalties (in millions)
Transfer Pricing (Mexico)

Transfer pricing provisions in the Act apply such that a majority of the income earned by the Company’s Mexican subsidiary should be included in the income of the Company and subject to tax in Canada.

2013-2016

For 2013-2016:

Tax: $21.9 (C$29.9)

Transfer pricing penalties: $8.8 (C$12.0)

Interest and other penalties: $19.4 (C$26.5)

The amounts set forth above do not include any potential relief under the Canada-Mexico tax treaty.

The Company’s Mexican subsidiary ceased operations after 2016 and no reassessments for this issue are expected for subsequent years.

Transfer Pricing (Barbados)

Transfer pricing provisions in the Act apply such that a majority of the income relating to certain precious metal streams earned by the Company’s Barbadian subsidiary should be included in the income of the Company and subject to tax in Canada.

2014-2019

For 2014-2019:

Tax: $81.4 (C$111.1)

Transfer pricing penalties: $12.9 (C$17.6) for 2014-2017; $17.8 (C$24.4) for 2018-2019 under review

Interest and other penalties: $41.0 (C$56.2)

If the CRA were to reassess the 2020-2024 taxation years on the same basis:

Tax: $287.9 (C$392.8)

Transfer pricing penalties: $108.9 (C$148.6)

Interest and other penalties: $76.6 (C$104.6)

(i)	Mexico (2013-2016)

In December of 2018, 2019, and 2021, the Company received Notices of Reassessment from the CRA for taxation years 2013 (the “2013 Reassessment”), 2014 and 2015 (the “2014-2015 Reassessments”), and 2016 (the “2016 Reassessment”, collectively with the 2013 Reassessment and the 2014-2015 Reassessments, the “2013-2016 Reassessments”) in relation to its Mexican subsidiary. The reassessments were made on the basis of the transfer pricing provisions in the Act and assert that a majority of the income earned by the Mexican subsidiary should have been included in the income of the Company and subject to tax in Canada. The 2013-2016 Reassessments result in additional Federal and provincial income taxes of $21.9 million (C$29.9 million) plus estimated interest (calculated to

June 30, 2025) and other penalties of $19.4 million (C$26.5 million) but before any relief under the Canada-Mexico tax treaty.

Subsequently, the CRA issued revised 2013-2016 Reassessments to include transfer pricing penalties of $8.8 million (C$12.0 million). The Company has filed formal Notices of Objection with the CRA against the 2013-2016 Reassessments and has posted security in the form of cash and standby letter of credit for 50% of the reassessed amounts, as referenced in Note 10 and Note 11. The Company has commenced an appeal in the Tax Court of Canada with respect to the 2013 Reassessment and the 2014-2015 Reassessments.

The Company’s Mexican subsidiary ceased operations after 2016 and no reassessments are expected for subsequent years.

For taxation years 2013 through 2016, the Company’s Mexican subsidiary paid a total of $34.1 million (490.3 million Pesos) in cash taxes, at a 30% tax rate, to the Mexican tax authorities on income earned in Mexico. If required, the Company intends to seek relief from double taxation under the Canada-Mexico tax treaty.

(ii)	Barbados (2014-2021)

The 2014-2015 Reassessments, 2016 Reassessment, and a Notice of Reassessment received by the Company in December 2021 for taxation year 2017 (the “2017 Reassessment”, collectively with the 2014-2015 Reassessments and the 2016 Reassessment, the “2014-2017 Reassessments”) also reassess the Company in relation to its Barbadian subsidiary. The reassessments were made on the basis of the transfer pricing provisions in the Act and assert that a majority of the income relating to certain precious metal streams earned by the Barbadian subsidiary should have been included in the income of the Company and subject to tax in Canada, resulting in additional Federal and provincial income taxes of $34.1 million (C$46.5 million) plus estimated interest (calculated to June 30, 2025) and other penalties of $19.1 million (C$26.3 million).

Subsequently, the CRA issued revised 2014-2017 Reassessments to include transfer pricing penalties of $12.9 million (C$17.6 million). The Company has filed formal Notices of Objection with the CRA against the 2014-2017 Reassessments and has posted security in the form of cash and standby letter of credit for 50% of the reassessed amounts, as referenced in Note 10 and Note 11. The Company has commenced an appeal in the Tax Court of Canada with respect to the 2014-2015 Reassessments.

In December of 2023 and November of 2024, the Company received Notices of Reassessment for taxation years 2018 (the “2018 Reassessment”) and 2019 (the “2019 Reassessment”, and collectively with the 2013-2016 Reassessments, the 2017 Reassessment, and the 2018 Reassessment, the “Transfer Pricing Reassessments”). The 2018 and 2019 Reassessments reassess the Company in relation to its Barbadian subsidiary on the same basis as the 2014-2017 Reassessments, resulting in additional Federal and provincial income taxes of $47.3 million (C$64.6 million) plus estimated interest (calculated to June 30, 2025) and other penalties of $21.9 million (C$29.9 million). The Company has filed formal Notices of Objection with the CRA against the 2018 and 2019 Reassessments and has posted security in the form of cash and standby letter of credit for 50% of the reassessed amounts, as referenced in Note 10 and Note 11. The 2018 and 2019 Reassessments did not include transfer pricing penalties which are currently under review. If the CRA were to apply transfer pricing penalties, the Company estimates that the amounts would be approximately $17.8 million (C$24.4 million).

If the CRA were to reassess the Company for taxation years 2020 through 2024 on the same basis and continue to apply transfer pricing penalties, the Company estimates that it would be subject to additional Canadian tax for these years of approximately $287.9 million (C$392.8 million), transfer pricing penalties of approximately $108.9 million (C$148.6 million) plus interest (calculated to June 30, 2025) and other penalties of approximately $76.6 million (C$104.6 million).

For the 2024 taxation year, the Company’s Barbadian subsidiary will pay a total of $54.4 million in cash taxes to the Barbadian tax authorities on income earned in Barbados, as it is subject to an effective 15% tax rate resulting from the Government of Barbados enacting legislation to implement tax measures in response to the OECD Pillar Two Global Minimum Tax initiatives. If required, the Company intends to seek relief from double taxation under the Canada-Barbados tax treaty.

In 2024, the CRA expanded its audit to include the 2020 and 2021 taxation years. The Company has not received any proposal or Notices of Reassessment for these taxation years in connection with this audit.

Management believes that the Company and its subsidiaries have filed all tax returns and paid all applicable taxes in compliance with Canadian and applicable foreign tax laws and, as a result, no liabilities have been recorded in the financial statements of the Company for the Transfer Pricing Reassessments, or for any potential tax exposure that may arise in respect of these matters. The Company does not believe that the Transfer Pricing Reassessments are supported by Canadian tax law and jurisprudence and intends to vigorously defend its tax filing positions.

The CRA audit is ongoing and there can be no assurance that the CRA will not further challenge the manner in which the Company or any of its subsidiaries has filed its tax returns and reported its income. In the event that the CRA successfully challenges the manner in which the Company or a subsidiary has filed its tax returns and reported its income, this could potentially result in additional income taxes, penalties and interest, which could have a material adverse effect on the Company.